Class S Prospectus | Mercer US Large Cap Value Equity Fund
Mercer US Large Cap Value Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class S shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class S Prospectus Mercer US Large Cap Value Equity Fund Class S
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Prospectus Mercer US Large Cap Value Equity Fund Class S
Management Fees		0.53%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.34%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		1.12%
[1]	The "Other Expenses" shown are based on estimated amounts for the Fund's current fiscal year, as the Class S shares of the Fund had not commenced operations as of the date of this prospectus."Other Expenses" include custodial, legal, audit, transfer agent and Trustees' fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class S shares of the Fund and an internal administrative fee of 0.15% paid by the Class S shares of the Fund to the Advisor.

Example

The example below is intended to help you compare the costs of investing in the Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class S shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Class S Prospectus | Mercer US Large Cap Value Equity Fund | Class S | USD ($)	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests principally in equity securities (such as common stock) issued by large capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of large capitalization U.S. companies. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “large capitalization U.S. companies” to be companies, at the time of investment, whose market capitalizations exceed the market capitalization of the smallest company included in the Russell 1000® Value Index, as measured at the end of the preceding month (as of June 30, 2015, $78.6 million). Generally, the Fund invests in stocks that appear to be undervalued based on the stocks’ intrinsic values relative to their current market prices. The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

Principal Risk Factors

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. In some jurisdictions, the Fund may only be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Derivatives Risk. The Fund may invest in derivative instruments such as exchange-listed equity futures contracts. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadvisor may use exchange-listed equity futures contracts to equitize cash held in the portfolio. Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. Certain derivatives are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Large Capitalization Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investments objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region.

Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to earnings ratios and are therefore cheaper than average relative to the companies’ earnings. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadvisor, if other investors fail to recognize the stock’s value or the catalyst that the subadvisor believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadvisor anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns.

The Fund is not intended to serve as a complete investment program.

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class S shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class S shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Class S shares are subject to a 12b-1 fee and an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class S shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2006 was Class Y-3’s first full calendar year of operation)

The Fund’s calendar year-to-date return as of June 30, 2015 was 0.78%.

The Fund’s highest return for a quarter during the periods shown above was 16.39%, for the quarter ended September 30, 2009.

The Fund’s lowest return for a quarter during the periods shown above was -22.05%, for the quarter ended December 31, 2008.

Average Annual Total Returns For the Periods Ended December 31, 2014
Average Annual Returns - Class S Prospectus - Mercer US Large Cap Value Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Class Y-3		11.14%	15.66%	5.95%	Aug. 15, 2005
After Taxes on Distributions | Class Y-3		6.81%	14.46%	5.06%
After Taxes on Distributions and Sale of Fund Shares | Class Y-3		9.36%	12.59%	4.71%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	[1]	13.45%	15.42%	7.27%	Aug. 15, 2005
[1]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.